OPERATING LEASES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) season	Dec. 31, 2016 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity
2018	$ 301,555
2019	225,500
2020	214,441
2021	213,855
2022 and thereafter	268,940
Total	1,224,291
Equipment Leased to Other Party
Property Subject To Or Available For Operating Lease, Net
Cost	1,742,200	$ 2,436,400
Accumulated depreciation	$ 484,800	$ 672,500
KNPC
Property Subject To Or Available For Operating Lease, Net
Number of regasification seasons | season	5
Period of regasification season	9 months
Option to extend, number of regasification seasons | season	1